Quarterly Holdings Report
for

Fidelity Freedom® Blend 2055 Fund

December 31, 2019

FBF-Y55-QTLY-0220
1.9892480.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,142,810	$17,176,441
Fidelity Series Commodity Strategy Fund (a)	1,264,967	6,021,241
Fidelity Series Large Cap Growth Index Fund (a)	1,153,516	13,473,067
Fidelity Series Large Cap Stock Fund (a)	852,842	13,509,012
Fidelity Series Large Cap Value Index Fund (a)	1,922,308	25,355,241
Fidelity Series Small Cap Opportunities Fund (a)	489,312	6,850,374
Fidelity Series Value Discovery Fund (a)	590,840	8,029,515
TOTAL DOMESTIC EQUITY FUNDS
(Cost $85,151,442)		90,414,891

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	232,105	2,620,468
Fidelity Series Emerging Markets Fund (a)	223,763	2,183,924
Fidelity Series Emerging Markets Opportunities Fund (a)	951,295	19,625,226
Fidelity Series International Growth Fund (a)	785,333	13,759,038
Fidelity Series International Index Fund (a)	438,327	4,668,179
Fidelity Series International Small Cap Fund (a)	239,137	4,139,466
Fidelity Series International Value Fund (a)	1,389,489	13,755,944
Fidelity Series Overseas Fund (a)	715,725	7,715,512
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $63,485,565)		68,467,757

Bond Funds - 6.5%
Fidelity Series Corporate Bond Fund (a)	2,410	25,833
Fidelity Series Emerging Markets Debt Fund (a)	115,082	1,104,792
Fidelity Series Floating Rate High Income Fund (a)	25,301	235,301
Fidelity Series Government Bond Index Fund (a)	3,086	32,276
Fidelity Series High Income Fund (a)	125,374	1,202,340
Fidelity Series Inflation-Protected Bond Index Fund (a)	342,460	3,441,720
Fidelity Series Investment Grade Bond Fund (a)	2,913	33,708
Fidelity Series Investment Grade Securitized Fund (a)	2,491	25,657
Fidelity Series Long-Term Treasury Bond Index Fund (a)	492,678	4,340,491
Fidelity Series Real Estate Income Fund (a)	67,592	752,302
TOTAL BOND FUNDS
(Cost $11,294,278)		11,194,420

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	285,713	285,713
Fidelity Series Short-Term Credit Fund (a)	28,395	286,225
Fidelity Series Treasury Bill Index Fund (a)	85,706	857,058
TOTAL SHORT-TERM FUNDS
(Cost $1,425,893)		1,428,996
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $161,357,178)		171,506,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,340)
NET ASSETS - 100%		$171,458,724

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$609,952	$19,024,817	$3,095,150	$1,490,124	$(34,156)	$670,978	$17,176,441
Fidelity Series Canada Fund	48,676	2,515,252	49,000	44,548	(295)	105,835	2,620,468
Fidelity Series Commodity Strategy Fund	126,853	6,072,017	225,815	73,648	(5,006)	53,192	6,021,241
Fidelity Series Corporate Bond Fund	9,362	232,020	227,997	3,639	11,070	1,378	25,833
Fidelity Series Emerging Markets Debt Fund	34,052	1,124,300	59,765	36,597	(519)	6,724	1,104,792
Fidelity Series Emerging Markets Fund	49,653	2,130,230	35,749	46,407	(643)	40,433	2,183,924
Fidelity Series Emerging Markets Opportunities Fund	449,771	17,768,224	277,018	465,253	(1,380)	1,685,629	19,625,226
Fidelity Series Floating Rate High Income Fund	7,600	237,883	10,626	7,906	(70)	514	235,301
Fidelity Series Government Bond Index Fund	12,972	343,491	337,663	2,977	12,639	837	32,276
Fidelity Series Government Money Market Fund 1.65%	12,441	495,256	221,984	3,878	--	--	285,713
Fidelity Series High Income Fund	58,022	1,191,480	64,690	44,714	(413)	17,941	1,202,340
Fidelity Series Inflation-Protected Bond Index Fund	15,290	3,471,301	39,815	39,020	102	(5,158)	3,441,720
Fidelity Series International Growth Fund	408,416	13,081,493	1,116,843	476,326	13,162	1,372,810	13,759,038
Fidelity Series International Index Fund	107,171	4,369,787	71,836	85,360	(209)	263,266	4,668,179
Fidelity Series International Small Cap Fund	107,001	3,940,900	200,100	167,405	(1,139)	292,804	4,139,466
Fidelity Series International Value Fund	402,701	13,275,929	501,937	528,451	(8,376)	587,627	13,755,944
Fidelity Series Investment Grade Bond Fund	13,726	362,031	354,462	4,046	11,217	1,196	33,708
Fidelity Series Investment Grade Securitized Fund	9,657	242,390	231,115	3,219	4,415	310	25,657
Fidelity Series Large Cap Growth Index Fund	477,427	13,691,787	2,300,335	171,581	29,310	1,574,878	13,473,067
Fidelity Series Large Cap Stock Fund	476,023	14,101,694	2,042,431	748,640	10,735	962,991	13,509,012
Fidelity Series Large Cap Value Index Fund	891,399	26,455,191	2,993,311	1,490,132	(12,681)	1,014,643	25,355,241
Fidelity Series Long-Term Treasury Bond Index Fund	180,119	5,922,147	1,693,444	362,849	73,609	(141,940)	4,340,491
Fidelity Series Overseas Fund	--	7,157,169	--	26,731	--	558,343	7,715,512
Fidelity Series Real Estate Income Fund	24,092	758,693	37,546	36,086	76	6,987	752,302
Fidelity Series Short-Term Credit Fund	12,443	361,429	90,216	5,143	113	2,456	286,225
Fidelity Series Small Cap Opportunities Fund	237,795	7,079,907	742,067	352,536	(8,075)	282,814	6,850,374
Fidelity Series Treasury Bill Index Fund	32,538	1,488,309	664,641	10,916	302	550	857,058
Fidelity Series Value Discovery Fund	282,039	8,210,995	994,938	301,958	1,898	529,521	8,029,515
Total	$5,097,191	$175,106,122	$18,680,494	$7,030,090	$95,686	$9,887,559	$171,506,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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